Inventories - Summary Of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Inventories
Raw materials and purchased components	$ 665	$ 791	$ 1,151
Work in process	282	749	894
Finished goods	3,616	4,029	5,355
Total	4,563	5,569	7,400
Inventory obsolescence reserve	(494)	(543)	(2,139)
Total inventories	4,069	5,026	5,261
Cortelco Systems Holding Corp [Member]
Inventories
Raw materials and purchased components	665	791	1,151
Work in process	282	749	894
Finished goods	3,478	3,905	3,214
Total	4,425	5,445	5,259
Inventory obsolescence reserve	(494)	(543)	(541)
Total inventories	$ 3,931	$ 4,902	$ 4,718